Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Oct. 06, 2020	Dec. 31, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on change in fair value of derivative liabilities	$ (15,086,661)	$ (42,471,781)	$ 16,889,088
Derivative liability	32,170,529	32,170,529	74,642,310			$ 0
Excess of proceeds received over fair value of private warrant liabilities			328,959
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Excess of proceeds received over fair value of private warrant liabilities			328,956
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on change in fair value of derivative liabilities	4,876,536	13,475,026
Derivative liability	$ 9,980,524	$ 9,980,524	$ 23,455,550	$ 14,857,060
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants	1.07	1.07	0.49
Risk-free interest rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants			0.49		0.43
Expected life of grants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants	5.51	5.51	5.9
Expected life of grants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants			5.9		6
Expected volatility of underlying stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants	13.8	13.8
Expected volatility of underlying stock | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants			10.0
Expected volatility of underlying stock | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants			30.0
Expected volatility of underlying stock | Level 3 | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants			10		10
Expected volatility of underlying stock | Level 3 | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants			30		30
Dividends
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants	0.0	0.0	0
Dividends | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants			0		0